UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Templeton Global Bond Portfolio

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Summary of Investments by Country as of June 30, 2011

Country	% of Portfolio Investments
Argentina	1.05%
Australia	11.55%
Belgium	0.43%
Brazil	5.94%
Egypt	2.96%
European Community	2.27%
France	2.61%
Germany	0.57%
Hungary	2.51%
Indonesia	4.36%
Iraq	0.35%
Israel	4.88%
Lithuania	0.81%
Malaysia	8.89%
Mexico	4.18%
Netherlands	2.63%
Norway	0.60%
Peru	1.75%
Philippines	0.50%
Poland	8.94%
Russia	2.40%
South Africa	0.44%
South Korea	13.43%
Sweden	4.34%
Ukraine	0.93%
United Kingdom	5.70%
United States	3.69%
Venezuela	0.55%
Vietnam	0.74%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/11)	(06/30/11)	(01/01/11 - 06/30/11)

Actual	$1,000.00	$1,046.80	$6.55

Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$6.48

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Period Ended June 30, 2011

Maxim Templeton Global Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

UNAUDITED

BONDS

Par Value ($)		Value ($)

Foreign Banks --- 0.56%
6,500,000	KfW Bankengruppe	1,211,834
NOK	4.66% January 5, 2012
		$1,211,834

Foreign Governments --- 75.20%
2,267,500	Government of Argentina *	2,223,964
	0.68% August 3, 2012
1,645,000	Government of Australia	1,863,919
AUD	8.00% June 15, 2013
1,450,000	Government of Australia	1,570,834
AUD	5.50% March 1, 2017
2,465,000	Government of Australia	2,692,977
AUD	6.00% August 21, 2013
1,945,000	Government of Australia	2,132,583
AUD	6.00% August 14, 2013
4,280,000	Government of Australia	4,619,054
AUD	5.50% July 17, 2012
1,750,000	Government of Australia	1,895,990
AUD	5.50% August 1, 2013
5,070,000	Government of Australia	5,488,784
AUD	6.00% May 1, 2012
3,810,000	Government of Australia	4,118,769
AUD	5.75% April 15, 2012
600,000	Government of Belgium	906,578
EUR	4.25% September 28, 2014
100,000	Government of Brazil	1,321,827
BRL	6.00% May 15, 2045
920,000	Government of Brazil	5,569,429
BRL	10.00% January 1, 2014
140,000	Government of Brazil	811,280
BRL	10.00% January 1, 2017
182,000	Government of Brazil	1,152,353
BRL	10.00% January 1, 2012
284,000	Government of Brazil	3,673,666
BRL	6.00% May 15, 2015
4,175,000	Government of Egypt	687,320
EGP	10.61% August 30, 2011
6,075,000	Government of Egypt	939,572
EGP	12.70% February 21, 2012
3,550,000	Government of France	5,512,935
EUR	4.25% October 25, 2017
900,000	Government of Hungary	1,296,006
EUR	5.75% June 11, 2018

1,310,000	Government of Hungary	1,382,050
	6.38% March 29, 2021
1,100,000	Government of Hungary	1,365,947
EUR	3.88% February 24, 2020
1,195,000	Government of Hungary	1,261,504
	6.25% January 29, 2020
25,300,000,000	Government of Indonesia	3,621,280
IDR	11.00% November 15, 2020
2,400,000,000	Government of Indonesia	366,741
IDR	12.00% September 15, 2026
10,000,000,000	Government of Indonesia	1,450,695
IDR	11.50% September 15, 2019
3,510,000,000	Government of Indonesia	557,344
IDR	12.90% June 15, 2022
23,750,000,000	Government of Indonesia	3,212,251
IDR	10.75% May 15, 2016
815,000	Government of Iraq	735,538
	5.80% January 15, 2028
180,000	Government of Israel	54,608
ILS	5.00% March 31, 2013
3,170,000	Government of Israel	944,477
ILS	4.00% March 30, 2012
159,000,000	Government of Korea	151,643
KRW	5.25% September 10, 2012
371,000,000	Government of Korea	350,608
KRW	4.75% March 10, 2012
2,469,700,000	Government of Korea	2,321,191
KRW	4.00% June 10, 2012
6,942,000,000	Government of Korea	6,509,982
KRW	3.75% June 10, 2013
11,840,000,000	Government of Korea	11,157,363
KRW	4.75% December 10, 2011
1,554,000,000	Government of Korea	1,467,298
KRW	4.25% December 10, 2012
673,720,000	Government of Korea	646,148
KRW	5.25% March 10, 2013
1,640,000	Government of Korea	1,972,756
	7.13% April 16, 2019
4,103,010,000	Government of Korea	3,776,939
KRW	3.00% December 10, 2013
730,000	Government of Lithuania †	775,625
	6.13% March 9, 2021
810,000	Government of Lithuania	931,500
	7.38% February 11, 2020
3,095,000	Government of Malaysia	1,020,321
MYR	2.51% August 27, 2012
770,000	Government of Malaysia ‡	251,972
MYR	4.15% December 1, 2011
395,000	Government of Malaysia ‡	129,882
MYR	2.80% October 13, 2011
3,020,000	Government of Malaysia	987,170
MYR	2.86% December 15, 2011
215,000	Government of Malaysia ‡	70,867
MYR	5.91% August 23, 2011
905,000	Government of Malaysia	298,371
MYR	2.78% August 25, 2011
149,000	Government of Malaysia	49,385
MYR	2.71% February 14, 2012

1,100,000	Government of Malaysia ‡	357,986
MYR	4.30% February 9, 2012
2,870,000	Government of Malaysia	953,975
MYR	3.83% September 28, 2011
2,605,000	Government of Malaysia	869,839
MYR	3.72% June 15, 2012
110,000	Government of Malaysia ‡	36,099
MYR	2.74% October 25, 2011
220,000	Government of Malaysia ‡	71,529
MYR	3.13% February 21, 2012
1,100,000	Government of Malaysia	368,089
MYR	3.70% February 25, 2013
19,400,000	Government of Mexico	1,776,724
MXP	8.00% December 17, 2015
41,280,000	Government of Mexico	3,770,553
MXP	9.00% June 20, 2013
36,220,000	Government of Mexico	3,274,958
MXP	8.00% December 19, 2013
3,505,000	Government of Netherlands	5,550,371
EUR	4.50% July 15, 2017
9,220,000	Government of Peru	3,694,438
PEN	7.84% August 12, 2020
3,780,000	Government of Philippines	89,429
PHP	5.25% January 7, 2013
16,510,000	Government of Philippines	387,362
PHP	5.75% February 21, 2012
14,640,000	Government of Philippines	365,486
PHP	8.75% March 3, 2013
21,095,000	Government of Poland ‡	7,494,232
PLN	5.47% January 25, 2012
5,196,000	Government of Poland ‡	1,782,352
PLN	4.34% October 25, 2012
180,000	Government of Poland	66,109
PLN	5.25% April 25, 2013
2,600,000	Government of Poland	2,969,200
	6.38% July 15, 2019
1,185,000	Government of Poland ‡	411,440
PLN	4.39% July 25, 2012
550,000	Government of Poland	201,072
PLN	5.00% October 24, 2013
7,418,000	Government of Poland	2,704,993
PLN	4.75% April 25, 2012
7,361,000	Government of Poland ‡	2,493,988
PLN	4.59% January 25, 2013
4,290,400	Government of Russia	5,057,309
	7.50% March 31, 2030
850,000	Government of South Africa	928,625
	5.50% March 9, 2020
28,650,000	Government of Sweden	4,511,383
SEK	2.27% September 21, 2011
28,275,000	Government of Sweden	4,655,371
SEK	5.50% October 8, 2012
1,880,000	Government of Ukraine †	1,959,900
	7.95% February 23, 2021
460,000	Government of United Kingdom	740,212
GBP	9.00% July 12, 2011
1,136,000	Government of United Kingdom	1,877,685
GBP	5.00% March 7, 2012

696,000	Government of United Kingdom	1,164,613
GBP	5.25% June 7, 2012
2,044,000	Government of United Kingdom	3,319,241
GBP	3.25% December 7, 2011
510,000	Government of Venezuela	507,450
	10.75% September 19, 2013
1,505,000	Government of Vietnam †	1,565,200
	6.75% January 29, 2020
		$162,276,509

Oil & Gas --- 0.30%
649,000	Petroleos de Venezuela SA ‡	648,675
	14.58% July 10, 2011
		$648,675

Supranationals --- 2.81%
950,000	Corp Andina de Fomento	1,158,772
	8.13% June 4, 2019
6,700,000	European Investment Bank	1,271,779
NOK	5.38% July 16, 2012
42,000,000	Inter-American Development Bank	3,633,770
MXP	7.50% December 5, 2024
		$6,064,321

U.S. Municipal --- 1.76%
15,000	Alabama State University Revenue	15,600
	5.00% September 1, 2029
140,000	Bexar County Texas Revenue	146,581
	5.25% August 15, 2047
65,000	City of Detroit Michigan	65,538
	4.50% November 1, 2023
650,000	Illinois Finance Authority	670,280
	5.00% January 1, 2020
215,000	Illinois Municipal Electric Agency	213,521
	5.00% February 1, 2035
150,000	North Carolina Eastern Municipal Power Agency	166,953
	5.25% January 1, 2019
50,000	City of Philadelphia Pennsylvania	50,561
	5.00% August 1, 2024
195,000	State of California	219,004
	6.65% March 1, 2022
790,000	State of California	909,456
	7.63% March 1, 2040
275,000	State of California	275,520
	5.13% April 1, 2033
110,000	State of California	121,961
	7.30% October 1, 2039
80,000	State of California	91,549
	7.55% April 1, 2039
240,000	State of California	246,631
	5.50% March 1, 2040
285,000	State of California	292,350
	5.25% March 1, 2030
120,000	State of California	115,206
	5.00% April 1, 2038

180,000	Tarrant County Texas Cultural Education Facilities Finance Corp	198,270
	6.25% July 1, 2028
		$3,798,981

TOTAL BONDS --- 80.63%		$174,000,320
(Cost $149,502,733)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

4,000,000	Federal Home Loan Bank	4,000,000
	0.00% July 1, 2011
3,500,000	Government of Egypt	578,120
	11.14% August 16, 2011
6,775,000	Government of Egypt	1,076,440
	10.19% December 6, 2011
75,000	Government of Egypt	12,181
	10.01% October 11, 2011
5,900,000	Government of Egypt	947,203
	10.08% November 8, 2011
1,625,000	Government of Egypt	268,914
	10.09% August 9, 2011
8,375,000	Government of Egypt	1,310,870
	12.83% January 17, 2012
2,000,000	Government of Egypt	334,422
	10.24% July 12, 2011
425,000	Government of Egypt	69,406
	10.17% September 20, 2011
3,880,500	Government of Israel	1,140,082
	2.14% July 6, 2011
1,565,000	Government of Israel	449,673
	3.43% February 29, 2012
3,040,000	Government of Israel	875,809
	3.42% February 1, 2012
1,512,000	Government of Israel	443,156
	2.23% August 3, 2011
1,615,000	Government of Israel	469,499
	3.28% November 2, 2011
4,030,000	Government of Israel	1,164,222
	3.42% January 4, 2012
1,345,000	Government of Israel	389,742
	3.30% December 7, 2011
4,260,000	Government of Israel	1,216,266
	3.49% May 2, 2012
65,000	Government of Israel	18,992
	2.19% September 7, 2011
790,000	Government of Israel	227,595
	3.42% February 1, 2012
2,480,000	Government of Israel	722,714
	2.38% October 5, 2011
7,680,000	Government of Israel	2,200,381
	3.38% April 4, 2012
110,000	Government of Malaysia	36,207
	2.91% September 15, 2011
370,000	Government of Malaysia	118,674
	10.80% October 18, 2011

20,000	Government of Malaysia	6,487
	2.87% March 23, 2012
50,000	Government of Malaysia	16,439
	2.89% September 30, 2011
370,000	Government of Malaysia	121,613
	2.89% October 4, 2011
500,000	Government of Malaysia	163,196
	2.86% January 3, 2012
27,630,000	Government of Malaysia	9,076,832
	2.88% October 11, 2011
1,900,000	Government of Malaysia	622,089
	2.86% November 24, 2011
115,000	Government of Malaysia	37,715
	2.85% November 3, 2011
1,650,000	Government of Malaysia	535,785
	2.87% March 8, 2012
30,000	Government of Malaysia	9,792
	2.86% January 3, 2012
1,090,000	Government of Malaysia	358,401
	2.83% September 29, 2011
660,000	Government of Malaysia	215,739
	2.86% December 15, 2011
900,000	Government of Malaysia	297,097
	2.97% August 9, 2011
670,000	Government of Malaysia	221,546
	2.83% July 19, 2011
120,000	Government of Malaysia	39,715
	2.97% July 8, 2011
30,000	Government of Malaysia	9,678
	2.89% May 29, 2012
510,000	Government of Malaysia	163,980
	30.43% August 5, 2011
100,000	Government of Malaysia	32,152
	2.84% July 1, 2011
3,205,000	Government of Malaysia	1,060,733
	2.84% July 28, 2011
70,000	Government of Malaysia	22,754
	2.87% February 24, 2012
50,000	Government of Malaysia	16,126
	2.89% June 1, 2012
215,000	Government of Malaysia	69,698
	2.88% March 29, 2012
200,000	Government of Malaysia	65,659
	2.86% October 20, 2011
70,000	Government of Malaysia	23,057
	2.93% September 6, 2011
3,240,000	Government of Philippines	73,723
	1.90% November 29, 2011
4,200,000	Government of Philippines	95,908
	1.92% November 16, 2011
630,000	Government of Philippines	14,527
	2.14% July 13, 2011
1,380,000	Government of Philippines	31,361
	2.90% January 11, 2012
2,225,000	Government of Poland	735,772
	4.95% July 25, 2013

500,000	Government of United Kingdom	802,126
	0.50% August 1, 2011
268,000	Government of United Kingdom	429,897
	0.50% August 8, 2011
2,310,000	Government of United Kingdom	3,706,180
	0.50% July 25, 2011

TOTAL SHORT-TERM INVESTMENTS --- 17.22%		$37,146,344
(Cost $36,835,162)

TOTAL INVESTMENTS --- 97.85%		$211,146,664
(Cost $186,337,895)

OTHER ASSETS & LIABILITIES --- 2.15%		$4,648,247

TOTAL NET ASSETS --- 100%		$215,794,911

Legend

*	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2011.
†	Restricted security; at June 30, 2011, the aggregate cost and market value of restricted securities was $4,086,496 and $4,300,725, respectively, representing 1.99% of net assets.
‡	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.

As of June 30, 2011, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

AUD	CGM	304,000	JPY	24,122,400	February 2012	$1,632
AUD	DB	304,000	JPY	24,130,912	February 2012	1,630
AUD	BB	304,000	JPY	24,107,200	February 2012	1,637
CLP	JPM	60,820,000	USD	120,412	January 2012	6,524
CLP	MS	233,400,000	USD	459,947	January 2012	28,107
CLP	DB	940,970,000	USD	1,871,712	January 2012	92,231
CLP	CGM	205,770,000	USD	424,049	February 2012	4,053
CLP	DB	889,790,000	USD	1,825,345	February 2012	27,289
CLP	JPM	356,400,000	USD	736,286	February 2012	5,553
CLP	BB	324,200,000	USD	659,491	February 2012	15,297
CLP	MS	916,570,000	USD	1,891,540	February 2012	16,900
CLP	JPM	109,000,000	USD	218,766	March 2012	7,419
CLP	BB	103,100,000	USD	209,723	March 2012	4,702
CLP	DB	922,110,000	USD	1,875,477	March 2012	40,252
CLP	MS	47,000,000	USD	95,567	March 2012	2,061
CLP	DB	119,850,000	USD	239,207	April 2012	9,154
CLP	CGM	137,620,000	USD	281,720	May 2012	1,559
CLP	DB	196,499,000	USD	400,937	May 2012	3,631
CLP	MS	594,930,000	USD	1,209,435	May 2012	16,740
GBP	DB	277,818	USD	442,581	March 2012	1,733
GBP	MS	277,781	USD	442,580	March 2012	1,674
GBP	BB	557,250	USD	885,158	March 2012	6,038

GBP	CS	334,170	USD	531,096	April 2012	3,310
ILS	MS	969,533	USD	270,852	March 2012	10,127
INR	CGM	3,772,000	USD	78,144	July 2011	6,112
INR	DB	13,601,000	USD	280,725	July 2011	23,249
INR	JPM	18,305,000	USD	377,479	July 2011	31,549
INR	HSB	42,468,000	USD	917,510	October 2011	18,742
INR	DB	51,864,000	USD	1,116,066	October 2011	27,318
INR	HSB	64,100,000	USD	1,331,537	February 2012	61,995
INR	JPM	10,300,000	USD	213,604	February 2012	10,343
INR	JPM	58,459,000	USD	1,243,257	April 2012	15,474
INR	DB	52,965,000	USD	1,130,207	April 2012	10,932
INR	DB	58,455,000	USD	1,233,728	June 2012	16,173
INR	JPM	8,994,000	USD	189,947	June 2012	2,133
INR	HSB	37,823,000	USD	801,793	June 2012	7,069
KRW	JPM	9,272,549,000	USD	8,119,570	February 2012	468,632
MYR	JPM	70,000	USD	21,568	July 2011	1,646
MYR	DB	120,000	USD	36,898	July 2011	2,889
MYR	HSB	1,300,000	USD	404,342	August 2011	26,344
MYR	DB	2,083,735	USD	664,312	October 2011	24,525
MYR	HSB	2,850,000	USD	897,638	November 2011	43,207
MYR	JPM	1,886,213	USD	595,790	December 2011	26,345
MYR	HSB	692,000	USD	223,543	February 2012	4,194
MYR	JPM	2,220,463	USD	725,908	April 2012	3,161
MYR	JPM	4,135,000	USD	1,334,344	June 2012	20,061
NOK	UBS	10,330,000	EUR	1,281,439	August 2011	24,327
NOK	BB	5,165,000	EUR	642,749	August 2011	9,009
NOK	BB	30,878,000	EUR	3,759,046	October 2011	174,229
NOK	MS	3,823,880	EUR	460,256	November 2011	26,820
NOK	UBS	11,373,700	EUR	1,374,171	November 2011	73,874
NOK	UBS	1,970,000	EUR	238,788	December 2011	10,880
NOK	DB	13,102,000	EUR	1,647,739	February 2012	(11,196)
NOK	UBS	15,731,200	EUR	1,980,855	February 2012	(16,416)
PHP	HSB	10,000,000	USD	221,312	September 2011	8,765
PHP	JPM	48,801,000	USD	1,102,540	October 2011	19,842
PHP	HSB	103,647,000	USD	2,331,792	October 2011	52,052
PHP	DB	116,396,000	USD	2,621,104	October 2011	55,984
PHP	CGM	6,315,000	USD	142,783	October 2011	2,473
PHP	DB	11,290,000	USD	262,314	November 2011	(2,813)
PHP	HSB	26,469,000	USD	592,588	January 2012	14,765
PHP	DB	8,722,000	USD	196,004	January 2012	4,144
PHP	JPM	42,911,000	USD	968,202	January 2012	16,577
PHP	HSB	42,300,000	USD	953,359	February 2012	16,944
PHP	JPM	13,900,000	USD	313,063	February 2012	5,764
PHP	DB	35,700,000	USD	803,312	February 2012	15,621
PLN	DB	12,790,000	EUR	3,117,459	August 2011	37,151
PLN	MS	1,341,000	EUR	334,831	May 2012	(15,534)
SEK	UBS	13,000,000	EUR	1,366,968	August 2011	57,393
SEK	DB	50,522,868	EUR	5,447,914	December 2011	(40,716)
SEK	MS	2,474,100	EUR	270,918	June 2012	(9,206)
SEK	BNY	900,000	EUR	98,753	June 2012	(3,751)
SEK	BB	617,000	EUR	67,467	June 2012	(2,279)

SEK	UBS	9,747,000	EUR	1,048,177	June 2012	(11,596)
SGD	DB	4,515,000	USD	3,538,820	February 2012	140,117
SGD	HSB	2,291,300	USD	1,795,898	February 2012	71,067
SGD	BB	628,781	USD	492,520	February 2012	19,820
SGD	HSB	1,528,000	USD	1,195,727	March 2012	49,524
SGD	JPM	1,092,000	USD	853,859	March 2012	36,068
SGD	DB	1,583,700	USD	1,238,337	March 2012	52,308
USD	JPM	1,802,705	JPY	153,108,000	August 2011	(99,347)
USD	BB	203,492	EUR	160,800	August 2011	(29,364)
USD	HSB	2,892,074	JPY	242,351,000	August 2011	(118,673)
USD	CS	845,894	JPY	71,901,000	August 2011	(47,327)
USD	BB	2,546,861	JPY	215,294,000	August 2011	(127,774)
USD	DB	1,882,880	JPY	159,757,000	August 2011	(101,758)
USD	MS	335,515	JPY	28,500,000	August 2011	(18,536)
USD	UBS	1,327,036	EUR	1,048,692	August 2011	(191,543)
USD	JPM	582,562	EUR	461,435	August 2011	(85,567)
USD	CGM	854,121	JPY	72,432,000	August 2011	(45,697)
USD	UBS	1,561,838	JPY	131,995,000	August 2011	(77,913)
USD	JPM	590,762	JPY	49,941,000	September 2011	(29,723)
USD	DB	1,329,232	EUR	956,000	October 2011	(52,519)
USD	HSB	1,977,452	EUR	1,416,000	October 2011	(69,776)
USD	CGM	799,093	JPY	65,230,958	November 2011	(11,877)
USD	DB	1,006,085	EUR	725,000	November 2011	(41,511)
USD	UBS	810,163	JPY	65,703,500	November 2011	(6,669)
USD	BB	4,589,341	JPY	377,170,000	November 2011	(99,922)
USD	BA	910,845	JPY	75,418,000	November 2011	(26,881)
USD	JPM	426,812	JPY	34,926,000	November 2011	(7,395)
USD	HSB	220,796	JPY	18,251,000	November 2011	(6,106)
USD	DB	854,436	JPY	69,943,000	November 2011	(15,109)
USD	DB	507,488	EUR	390,000	December 2011	(55,550)
USD	HSB	322,966	EUR	246,482	December 2011	(32,831)
USD	BB	480,990	EUR	364,000	December 2011	(44,342)
USD	DB	808,042	JPY	67,625,000	December 2011	(32,815)
USD	DB	1,086,014	JPY	89,268,441	January 2012	(24,717)
USD	BB	1,843,926	JPY	151,970,000	January 2012	(46,873)
USD	HSB	1,765,107	JPY	144,999,132	January 2012	(39,018)
USD	UBS	1,452,974	JPY	119,640,000	January 2012	(35,601)
USD	CGM	2,837,361	EUR	2,104,547	January 2012	(195,519)
USD	CGM	172,176	JPY	14,230,000	January 2012	(4,846)
USD	DB	6,996,807	EUR	5,192,000	January 2012	(485,245)
USD	HSB	1,090,971	EUR	810,000	February 2012	(75,770)
USD	JPM	933,363	JPY	77,230,000	February 2012	(27,984)
USD	DB	136,424	JPY	11,207,270	February 2012	(3,069)
USD	MS	1,132,610	JPY	92,549,000	February 2012	(19,236)
USD	UBS	10,020,349	EUR	7,382,000	February 2012	(614,138)
USD	DB	1,660,431	EUR	1,234,000	February 2012	(116,754)
USD	HSB	1,139,460	JPY	93,958,000	February 2012	(30,049)
USD	CGM	919,970	EUR	681,000	February 2012	(60,979)
USD	BB	2,189,452	EUR	1,619,000	February 2012	(142,523)
USD	JPM	734,342	EUR	549,000	February 2012	(56,256)
USD	HSB	573,538	JPY	46,600,000	March 2012	(6,609)
USD	DB	347,103	EUR	248,000	March 2012	(9,570)

USD	HSB	233,558	EUR	169,000	March 2012	(9,643)
USD	MS	201,583	JPY	16,200,000	March 2012	(154)
USD	JPM	573,327	JPY	46,600,000	March 2012	(6,821)
USD	MS	662,673	EUR	479,000	March 2012	(26,638)
USD	UBS	1,133,389	JPY	91,761,410	March 2012	(9,143)
USD	CGM	335,383	JPY	26,945,000	March 2012	(160)
USD	UBS	875,787	EUR	633,000	March 2012	(35,139)
USD	HSB	2,070,188	EUR	1,461,000	April 2012	(29,789)
USD	DB	2,895,462	EUR	2,055,000	April 2012	(58,204)
USD	UBS	149,753	JPY	12,300,000	April 2012	(3,490)
USD	UBS	2,140,758	EUR	1,507,000	April 2012	(25,345)
USD	CGM	149,841	JPY	12,300,000	April 2012	(3,403)
USD	DB	1,420,879	EUR	1,005,000	May 2012	(22,291)
USD	UBS	1,352,880	JPY	108,758,000	May 2012	(2,543)
USD	DB	904,930	JPY	72,750,000	May 2012	(1,735)
USD	CGM	1,353,838	JPY	108,812,000	May 2012	(2,238)
USD	DB	2,055,463	EUR	1,428,400	June 2012	6,472

					Net Depreciation	$(1,658,187)

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EGP	Egyptian Pound
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXP	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Counterparty Abbreviations:

BA	Bank of America Corp
BB	Barclays Bank PLC
BNY	Bank of New York
CGM	Citigroup Global Markets
DB	Deutsche Bank
CS	Credit Suisse Group AG
HSB	HSBC Bank USA NA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
UBS	UBS AG

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See Summary of Investments by Country following Schedule of Investments.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY

JUNE 30, 2011

UNAUDITED

Country	Values ($)	% of Portfolio Investment
Argentina	2,223,964	1.05%
Australia	24,382,910	11.55%
Belgium	906,578	0.43%
Brazil	12,528,555	5.94%
Egypt	6,224,448	2.96%
European Community	4,792,542	2.27%
France	5,512,935	2.61%
Germany	1,211,834	0.57%
Hungary	5,305,507	2.51%
Indonesia	9,208,311	4.36%
Iraq	735,538	0.35%
Israel	10,317,216	4.88%
Lithuania	1,707,125	0.81%
Malaysia	18,806,648	8.89%
Mexico	8,822,235	4.18%
Netherlands	5,550,371	2.63%
Norway	1,271,779	0.60%
Peru	3,694,438	1.75%
Philippines	1,057,796	0.50%
Poland	18,859,158	8.94%
Russia	5,057,309	2.40%
South Africa	928,625	0.44%
South Korea	28,353,928	13.43%
Sweden	9,166,754	4.34%
Ukraine	1,959,900	0.93%
United Kingdom	12,039,954	5.70%
United States	7,798,981	3.69%
Venezuela	1,156,125	0.55%
Vietnam	1,565,200	0.74%

	$211,146,664	100.00%

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

Maxim Templeton Global Bond Portfolio

ASSETS:
Investments in securities, market value(a)	$211,146,664
Cash	3,081,946
Cash denominated in foreign currencies(b)	651,756
Interest receivable	2,659,143
Subscriptions receivable	177,008
Unrealized appreciation on forward foreign currency contracts	4,637,511

Total Assets	222,354,028

LIABILITIES:
Payable to investment adviser	229,435
Redemptions payable	24,032
Payable for investments purchased	9,952
Unrealized depreciation on forward foreign currency contracts	6,295,698

Total Liabilities	6,559,117

NET ASSETS	$215,794,911

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,143,176
Paid-in capital in excess of par	180,801,925
Net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translations	23,069,810
Undistributed net investment income	3,501,730
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency transactions	6,278,270

TOTAL NET ASSETS	$215,794,911

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	21,431,755

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.07

(a) Cost of investments in securities	$186,337,895
(b) Cost of cash denominated in foreign currencies	$732,528

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

Maxim Templeton Global Bond Portfolio

INVESTMENT INCOME:
Interest	$4,799,414
Dividends	71,049
Foreign withholding tax	(226,363)

Total Income	4,644,100

EXPENSES:
Management fees	1,350,077

Total Expenses	1,350,077

NET INVESTMENT INCOME	3,294,023

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	4,180,571
Net realized gain on forward foreign currency contracts	1,669,679
Change in net unrealized appreciation on investments and foreign currency translations	4,544,390
Change in net unrealized depreciation on forward foreign currency contracts	(3,920,126)

Net Realized and Unrealized Gain on Investments, Forward Foreign Currency Contracts and Foreign Currency	6,474,514

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,768,537

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Templeton Global Bond Portfolio

OPERATIONS:
Net investment income	$3,294,023	$5,222,325
Net realized gain on investments and foreign currency transactions	4,180,571	1,206,603
Net realized gain on forward foreign currency contracts	1,669,679	682,927
Change in net unrealized appreciation on investments and foreign currency translations	4,544,390	8,283,469
Change in unrealized appreciation (depreciation) on forward foreign currency contracts	(3,920,126)	3,029,751

Net Increase in Net Assets Resulting from Operations	9,768,537	18,425,075

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,652,212)	(4,682,176)
From net realized gains	–	(610,028)

Total Distributions	(2,652,212)	(5,292,204)

CAPITAL SHARE TRANSACTIONS:
Shares sold	36,106,273	157,339,963
Shares issued in reinvestment of distributions	2,652,212	5,292,204
Shares redeemed	(49,111,135)	(103,813,794)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(10,352,650)	58,818,373

Total Increase (Decrease) in Net Assets	(3,236,325)	71,951,244

NET ASSETS:
Beginning of period	219,031,236	147,079,992

End of period (a)	$215,794,911	$219,031,236

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	3,649,312	16,698,014
Shares issued in reinvestment of distributions	264,956	556,189
Shares redeemed	(4,975,072)	(11,061,503)

Net Increase (Decrease)	(1,060,804)	6,192,700

(a) Including undistributed net investment income:	$3,501,730	$2,859,915

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim Templeton Global Bond Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$9.74		$9.02	$8.02	$10.47	$10.66	$9.98

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.29	1.59	1.22	1.24	0.67
Net realized and unrealized gain (loss)	0.29		0.69	(0.42)	(0.82)	0.19	0.78

Total Income From Investment Operations	0.45		0.98	1.17	0.40	1.43	1.45

LESS DISTRIBUTIONS:
Return of capital	–		–	(0.17)	–	–	–
From net investment income	(0.12)		(0.23)	–	(2.59)	(1.24)	(0.74)
From net realized gains	–		(0.03)	–	(0.26)	(0.38)	(0.03)

Total Distributions	(0.12)		(0.26)	(0.17)	(2.85)	(1.62)	(0.77)

NET ASSET VALUE, END OF PERIOD	$10.07		$9.74	$9.02	$8.02	$10.47	$10.66

TOTAL RETURN(a)	4.68%(b)		10.92%	14.71%	4.45%	13.57%	14.85%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$215,795		$219,031	$147,080	$106,630	$134,590	$264,556
Ratio of expenses to average net assets	1.30%	(c)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets	3.17%	(c)	2.86%	4.02%	2.77%	1.98%	3.09%
Portfolio turnover rate	22%	(b)	22%	39%	62%	34%	46%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Maxim Templeton Global Bond Portfolio

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Maxim Templeton Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective May 1, 2011, the Maxim Global Bond Portfolio’s name changed to Maxim Templeton Global Bond Portfolio. The investment objective of the Portfolio is to seek current income with capital appreciation and growth of income. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The Board of Directors has approved a new share class for the Portfolios, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:
Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Municipal Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Derivative Investments:
Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows and news sources.

Short Term Investments:	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2011, 100% of the Portfolio’s investments are valued using Level 2 inputs. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Forward Currency Transactions

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $63,387,927 and $36,194,692, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $6,299,986 and $0, respectively.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2011, the U.S. Federal income tax cost basis was $185,658,797. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $25,900,358 and gross depreciation of securities in which there was an excess of tax cost over value of $412,491 resulting in net appreciation of $25,487,867.

5.  DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into currency forward contracts. The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

Valuation of derivative instruments as of June 30, 2011 is as follows:

	Asset Derivatives		Liability Derivatives

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$4,637,511	Unrealized depreciation on forward foreign currency contracts	$6,295,698

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011 is as follows:

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Forward Foreign Currency Contracts	Net realized gain on forward foreign currency contracts	$1,669,679	Change in net unrealized depreciation on forward foreign currency contracts	($3,920,126)

The notional value of open forward foreign currency contracts held at June 30, 2011 is representative of forward foreign currency contracts activity during the period ended June 30, 2011.

6.  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500® Index Portfolio Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.   CODE OF ETHICS.

Not required in filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.             CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.             EXHIBITS.

(a)  (1) Not required in filing.

        (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

        (3) Not applicable.

(b)         A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011